SCHEDULE III - SCHEDULE OF REAL ESTATE AND ACCUMULATED DEPRECIATION - Rollforward Depreciation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Change in accumulated depreciation
Gross amount of accumulation depreciation at beginning of year:	$ 1,097,616	$ 1,072,013
Additions during period:
Depreciation	147,134	123,447
Foreign currency translation fluctuations	(15,135)	8,590
Total additions	131,999	132,037
Deductions during period
Amount of accumulated depreciation for real estate assets sold, disposed or written-down	(41,376)	(54,978)
Other adjustments	(27,749)	(51,456)
Accumulated depreciation, gross	(69,125)	(106,434)
Gross amount of end of period	1,160,490	$ 1,097,616
Aggregate Cost of Real Estate Assets	$ 3,910,000